SELECTED FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Jun. 30, 2015
Disclosure Text Block Supplement [Abstract]
SELECTED FINANCIAL STATEMENT CAPTIONS

3.            SELECTED FINANCIAL STATEMENT CAPTIONS

Property and equipment as of June 30, 2015 and 2014 consisted of the following:

	June 30, 2015	June 30, 2014

Production equipment	$1,948,794	$1,775,638
Computer equipment and software	57,864	53,203
Office furniture and equipment	11,972	8,751
Leasehold improvements	11,842	5,609
Scientific equipment	61,284	55,077
Lab furniture and fixtures	41,942	52,655
	2,133,698	1,950,933
Accumulated depreciation and amortization	(787,352)	(417,345)

	$1,346,346	$1,533,588

Accounts payable and accrued expenses as of June 30, 2015 and 2014 consisted of the following:

	June 30, 2015	June 30, 2014

Stock cancellation liability (Note 6)	$239,392	$351,276
Accounts payable	66,482	61,623
Other accrued professional fees	22,666	30,683
Accrued compensation and related expenses	87,581	23,747
Accrued legal	—	18,493
Accrued interest	4,817	—
Other accrued expenses	4,644	15,229

	$425,582	$501,051